UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2009

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

4/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par		Value ($)
Bonds – 97.1%
Foreign Bonds – 96.9%
Argentina – 1.5%
Republic of Argentina, 7%, 2011		$1,744,245	$818,584
Republic of Argentina, 8.28%, 2033		4,602,647	1,327,864
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		13,109,000	2,451,383
Republic of Argentina, FRN, 1.683%, 2012		6,984,400	3,665,441

			$8,263,272

Brazil – 14.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)		$4,088,000	$3,934,700
Braskem Finance Ltd., 7.25%, 2018		1,738,000	1,477,300
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)		261,000	271,440
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		2,932,000	3,049,280
Dasa Finance Corp., 8.75%, 2018		1,177,000	988,680
Federative Republic of Brazil, 6%, 2017		18,941,000	19,215,645
Federative Republic of Brazil, 8%, 2018		13,422,000	14,495,760
Federative Republic of Brazil, 5.875%, 2019		1,336,000	1,321,304
Federative Republic of Brazil, 8.875%, 2019		1,882,000	2,239,580
Federative Republic of Brazil, 8.875%, 2024		773,000	919,870
Federative Republic of Brazil, 8.25%, 2034		4,581,000	5,210,887
Federative Republic of Brazil, 7.125%, 2037		943,000	976,005
Federative Republic of Brazil, 11%, 2040		10,400,000	13,286,000
Global Village Telecom Finance LLC, 12%, 2011 (n)		1,316,900	1,316,900
Independencia International, 9.875%, 2015 (d)(n)		569,000	73,970
ISA Capital do Brasil S.A., 7.875%, 2012		2,442,000	2,442,000
Nota do Tesouro Nacional, 10%, 2014	BRL	3,858,000	1,651,452
Petrobras International Finance Co., 7.875%, 2019		$4,766,000	5,099,620
Telemar Norte Leste S.A., 9.5%, 2019 (z)		2,730,000	2,846,025

			$80,816,418

Chile – 0.8%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)		$191,000	$188,824
Corporacion Nacional del Cobre de Chile, 6.15%, 2036		1,294,000	1,081,207
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (n)		322,000	343,082
Enersis S.A., 7.4%, 2016		776,000	816,530
HQI Transelec Chile S.A., 7.875%, 2011		2,052,000	2,126,650

			$4,556,293

China – 1.2%
Citic Resources Holdings Ltd., 6.75%, 2014		$7,241,000	$5,829,005
Sino-Forest Corp., 9.125%, 2011		1,096,000	1,030,240

			$6,859,245

Colombia – 4.2%
EEB International Ltd., 8.75%, 2014 (n)		$757,000	$747,537
Republic of Colombia, 12%, 2015	COP	2,615,000,000	1,367,918
Republic of Colombia, 7.375%, 2017		$4,530,000	4,847,100
Republic of Colombia, 9.85%, 2027	COP	2,574,000,000	1,239,524
Republic of Colombia, 7.375%, 2037		$5,986,000	6,000,965
Republic of Columbia, 7.375%, 2019		8,179,000	8,596,947
TGI International Ltd., 9.5%, 2017 (n)		449,000	404,100

			$23,204,091

El Salvador – 0.9%
Republic of El Salvador, 7.75%, 2023		$2,834,000	$2,720,640
Republic of El Salvador, 8.25%, 2032		324,000	277,020
Republic of El Salvador, 7.65%, 2035		1,628,000	1,302,400
Republic of El Salvador, 7.65%, 2035 (n)		561,000	448,800

			$4,748,860

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Gabon – 0.1%
Gabonese Republic, 8.2%, 2017	$679,000	$536,410

Guatemala – 0.2%
Republic of Guatemala, 9.25%, 2013	$1,156,000	$1,248,480

Hong Kong – 0.2%
Agile Property Holding Ltd., 9%, 2013	$1,427,000	$1,229,863

Indonesia – 7.3%
Majapahit Holding B.V., 7.875%, 2037	$1,040,000	$681,812
Majapahit Holding B.V., 7.25%, 2011	3,533,000	3,403,544
Majapahit Holding B.V., 7.75%, 2016 (n)	962,000	822,510
Majapahit Holding B.V., 7.75%, 2016	1,495,000	1,278,225
Republic of Indonesia, 10.375%, 2014 (n)	10,277,000	11,304,700
Republic of Indonesia, 10.375%, 2014	550,000	605,000
Republic of Indonesia, 6.875%, 2018 (n)	1,208,000	1,087,200
Republic of Indonesia, 6.875%, 2018	9,374,000	8,436,600
Republic of Indonesia, 11.625%, 2019 (n)	11,007,000	13,153,365

		$40,772,956

Iraq – 0.2%
Republic of Iraq, 5.8%, 2028	$1,494,000	$806,760

Jamaica – 0.1%
Digicel Ltd., 9.25%, 2012	$818,000	$768,920

Kazakhstan – 0.8%
Intergas Finance B.V., 6.875%, 2011	$129,000	$115,538
KazMunaiGaz Finance B.V., 8.375%, 2013	2,282,000	2,030,980
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,861,000	1,656,290
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	924,000	799,260

		$4,602,068

Malaysia – 2.1%
Petroliam Nasional Berhad, 7.75%, 2015	$2,236,000	$2,518,420
Petronas Capital Ltd., 7.875%, 2022	8,198,000	9,008,733

		$11,527,153

Mexico – 10.3%
Axtel S.A. de C.V., 11%, 2013	$1,049,000	$933,610
Pemex Project Funding Master Trust, 5.75%, 2018	23,921,000	21,648,505
Pemex Project Funding Master Trust, 6.625%, 2035	12,817,000	10,363,942
Pemex Project Funding Master Trust, FRN, 2.62%, 2010	1,108,000	1,085,840
Pemex Project Funding Master Trust, FRN, 1.864%, 2012	9,810,000	8,632,800
United Mexican States, 5.625%, 2017	9,412,000	9,397,882
United Mexican States, 5.95%, 2019	898,000	893,510
United Mexican States, 6.75%, 2034	1,232,000	1,196,272
United Mexican States, 6.05%, 2040	3,718,000	3,243,955

		$57,396,316

Panama – 3.6%
Newland International Properties Corp., 9.5%, 2014 (n)	$1,650,000	$882,750
Panama Canal Railway Co., 7%, 2026 (n)	1,814,000	1,033,980
Republic of Panama, 7.25%, 2015	7,454,000	7,994,415
Republic of Panama, 9.375%, 2029	8,746,000	10,232,820

		$20,143,965

Peru – 3.1%
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	$1,390,946	$1,043,210
IIRSA Norte Finance Ltd., 8.75%, 2024	875,910	656,933
Peru Enhanced Pass-Through Trust, 0%, 2018	2,815,334	1,703,277
Republic of Peru, 8.375%, 2016	5,158,000	5,983,280

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Peru – continued
Republic of Peru, 7.125%, 2019	$2,600,000	$2,808,000
Republic of Peru, 6.55%, 2037	4,048,000	3,915,630
Southern Copper Corp., 7.5%, 2035	1,638,000	1,234,533

		$17,344,863

Philippines – 5.9%
National Power Corp., 6.875%, 2016 (n)	$477,000	$445,995
National Power Corp., 6.875%, 2016	408,000	381,480
National Power Corp., 8.4%, 2016	786,000	786,000
National Power Corp., FRN, 5.5%, 2011	4,466,000	4,442,460
Republic of Philippines, 8%, 2016	2,854,000	3,117,995
Republic of Philippines, 9.375%, 2017	7,429,000	8,691,930
Republic of Philippines, 9.875%, 2019	2,856,000	3,420,060
Republic of Philippines, 8.375%, 2019	7,263,000	8,025,615
Republic of Philippines, 7.5%, 2024	2,578,000	2,623,115
Republic of Philippines, 10.625%, 2025	738,000	940,027

		$32,874,677

Qatar – 1.5%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	$1,543,000	$1,335,004
State of Qatar, 5.15%, 2014 (z)	3,265,000	3,338,463
State of Qatar, 6.55%, 2019 (z)	3,672,000	3,791,340

		$8,464,807

Russia – 10.6%
Alrosa Finance S.A., 8.875%, 2014	$2,812,000	$2,059,790
Gazprom International S.A., 5.625%, 2013	4,425,228	4,167,777
Gazprom International S.A., 7.201%, 2020	2,909,590	2,622,268
RSHB Capital S.A., 7.175%, 2013	417,000	368,849
RSHB Capital S.A., 7.125%, 2014	350,000	301,665
RSHB Capital S.A., 7.125%, 2014 (n)	692,000	596,435
Russian Federation, 7.5%, 2030	42,462,512	41,336,406
SB Capital S.A., 5.93%, 2011	5,588,000	5,326,929
TransCapitalInvest Ltd., 5.67%, 2014	2,615,000	2,105,075

		$58,885,194

Serbia – 0.6%
Republic of Serbia, 3.75% to 2009, 6.75% to 2024	$4,756,000	$3,567,000

Singapore – 0.2%
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049	$1,256,000	$1,119,253

South Africa – 0.5%
Republic of South Africa, 7.375%, 2012	$1,120,000	$1,190,030
Republic of South Africa, 6.5%, 2014	1,501,000	1,564,792

		$2,754,822

South Korea – 3.6%
Export-Import Bank of Korea, 8.125%, 2014	$2,436,000	$2,554,789
Hana Bank, 6.5%, 2012 (z)	5,759,000	5,865,029
Industrial Bank of Korea, 7.125%, 2014 (z)	2,726,000	2,681,828
Korea Development Bank, 8%, 2014	797,000	836,843
Republic of Korea, 5.75%, 2014	3,736,000	3,833,663
Republic of Korea, 7.125%, 2019	3,968,000	4,053,014

		$19,825,166

Trinidad & Tobago – 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$697,000	$494,731
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	1,995,000	1,416,051

		$1,910,782

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Turkey – 8.6%
Republic of Turkey, 7.25%, 2015	$12,172,000	$12,415,440
Republic of Turkey, 6.75%, 2018	4,812,000	4,559,370
Republic of Turkey, 7%, 2019	4,524,000	4,360,005
Republic of Turkey, 7.5%, 2019	3,400,000	3,375,690
Republic of Turkey, 7%, 2020	3,952,000	3,754,400
Republic of Turkey, 7.375%, 2025	15,595,000	15,049,175
Republic of Turkey, 8%, 2034	2,797,000	2,769,030
Republic of Turkey, 7.25%, 2038	1,944,000	1,730,160

		$48,013,270

Ukraine – 0.9%
Naftogaz Ukraine, 8.125%, 2009	$1,800,000	$1,494,000
Republic of Ukraine, 6.385%, 2012	727,000	479,820
Republic of Ukraine, 7.65%, 2013	3,184,000	2,085,520
Republic of Ukraine, 6.58%, 2016	1,147,000	682,465
Republic of Ukraine, 6.75%, 2017	284,000	167,560

		$4,909,365

United Arab Emirates – 2.9%
Emirate of Abu Dhabi, 5.5%, 2014 (z)	$2,004,000	$2,048,847
Emirate of Abu Dhabi, 6.75%, 2019 (z)	4,571,000	4,638,632
Mubadala Development Co., 5.75%, 2014 (z)	3,905,000	3,866,692
Mubadala Development Co., 7.625%, 2019 (z)	5,533,000	5,493,052

		$16,047,223

Uruguay – 3.3%
Republic of Uruguay, 9.25%, 2017	$3,572,000	$3,866,690
Republic of Uruguay, 8%, 2022	12,476,728	11,915,275
Republic of Uruguay, 7.625%, 2036	2,844,000	2,431,620

		$18,213,585

Venezuela – 6.9%
Petroleos de Venezuela S.A., 5.25%, 2017	$28,086,200	$12,737,092
Republic of Venezuela, 8.5%, 2014	1,913,000	1,331,448
Republic of Venezuela, 5.75%, 2016	9,098,000	5,185,860
Republic of Venezuela, 7%, 2018	14,021,000	7,641,445
Republic of Venezuela, 9%, 2023	16,754,000	9,717,320
Republic of Venezuela, 7.65%, 2025	3,137,000	1,657,904

		$38,271,069

Total Foreign Bonds		$539,682,146

U.S. Bonds – 0.2%
Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$590,000	$578,200
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	616,000	540,540

Total U.S. Bonds		$1,118,740

Total Bonds		$540,800,886

Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	15,180,575	$15,180,575

Collateral for Securities Loaned – 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	83,738	$83,738

Total Investments		$556,065,199

Other Assets, Less Liabilities – 0.2%		1,079,436

Net Assets – 100.0%		$557,144,635

(d)	Non-income producing security - in default.

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,049,779, representing 7.4% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Emirate of Abu Dhabi, 5.5%, 2014	4/01/09	$1,990,894	$2,048,847
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	4,536,352	4,638,632
Hana Bank, 6.5%, 2012	4/02/09 - 4/27/09	5,770,810	5,865,029
Industrial Bank of Korea, 7.125%, 2014	4/16/09 - 4/23/09	2,704,958	2,681,828
Mubadala Development Co., 5.75%, 2014	4/30/09	3,866,692	3,866,692
Mubadala Development Co., 7.625%, 2019	4/30/09	5,493,052	5,493,052
State of Qatar, 5.15%, 2014	4/02/09 - 4/08/09	3,262,952	3,338,463
State of Qatar, 6.55%, 2019	4/02/09 - 4/15/09	3,667,645	3,791,340
Telemar Norte Leste S.A., 9.5%, 2019	4/16/09 - 4/23/09	2,712,197	2,846,025

Total Restricted Securities			$34,569,908
% of Net Assets			6.2%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$15,264,313	$540,800,886	$—	$556,065,199
Other Financial Instruments	$—	$14,991	$—	$14,991

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$564,485,801

Gross unrealized appreciation	$11,880,527
Gross unrealized depreciation	(20,301,129)

Net unrealized appreciation (depreciation)	$(8,420,602)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Appreciation (Depreciation)
Appreciation - Asset Derivatives
BUY	BRL	Citibank N.A.	3,149,591	7/08/09	$1,260,290	1,416,558	$156,268
BUY	BRL	Deutsche Bank AG	1,650,000	6/22/09	696,203	744,659	48,456
BUY	BRL	HSBC Bank	11,891,945	6/22/09 - 8/26/09	5,148,355	5,316,035	167,680
BUY	BRL	JPMorgan Chase Bank	6,370,720	5/07/09 - 8/26/09	2,690,110	2,870,166	180,056
BUY	EUR	HSBC Bank	500,000	5/20/09	629,995	661,516	31,521
BUY	TRY	HSBC Bank	8,136,073	5/18/09	5,041,406	5,062,306	20,900

							$604,881

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/09 - continued

Forward Foreign Currency Exchange Contracts at 4/30/09 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Appreciation (Depreciation)
Depreciation - Liability Derivatives
SELL	BRL	Barclays Bank PLC	7,560,378	8/26/09	$3,030,211	3,362,984	$(332,773)
SELL	BRL	Citibank N.A.	2,000,000	6/22/09	798,403	902,616	(104,213)
SELL	BRL	Deutsche Bank AG	2,436,160	7/08/09	1,058,280	1,095,685	(37,405)
SELL	BRL	HSBC Bank	1,596,464	6/22/09	689,617	720,498	(30,881)
SELL	BRL	JPMorgan Chase Bank	1,568,272	7/08/09	678,612	705,344	(26,732)
SELL	COP	Deutsche Bank AG	1,947,616,574	5/26/09	834,991	847,602	(12,611)
SELL	COP	HSBC Bank	2,158,326,191	5/08/09 - 5/22/09	901,090	941,370	(40,280)
SELL	EUR	UBS AG	500,000	5/20/09	644,150	661,516	(17,366)
BUY	MXN	JPMorgan Chase Bank	19,460,760	5/18/09	1,473,798	1,406,149	(67,649)
SELL	MXN	Merrill Lynch International Bank	11,849,655	5/18/09	837,846	856,204	(18,358)
BUY	TRY	HSBC Bank	324,113	5/08/09	203,499	202,178	(1,321)

							$ (689,589)

Swap Agreements at 4/30/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
3/06/14	MXN	28,000,000	Merrill Lynch Capital Services	8.09% (fixed rate)	TIIE (floating rate)	$89,618
3/13/14	MXN	5,000,000	Merrill Lynch Capital Services	7.71% (fixed rate)	TIIE (floating rate)	10,081

						$99,699

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	146,125,350	(130,944,775)	15,180,575

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,210	$15,180,575

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 4/30/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2009, are as follows:

Brazil	14.9%
Russia	10.8%
Mexico	10.5%
Turkey	8.8%
Indonesia	7.5%
Venezuela	7.2%
Philippines	6.1%
Colombia	4.3%
Panama	3.7%
Other Countries	26.2%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® New Endeavor Fund

4/30/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.0%
Goodrich Corp.	6,650	$294,460
Precision Castparts Corp.	5,100	381,786

		$676,246

Apparel Manufacturers – 0.2%
Coach, Inc.	7,200	$176,400

Biotechnology – 0.7%
Affymetrix, Inc. (a)	107,150	$502,534

Brokerage & Asset Managers – 2.9%
Affiliated Managers Group, Inc. (a)	20,484	$1,164,515
GFI Group, Inc.	69,230	282,458
KKR Private Equity Investors LP, IEU	47,004	157,612
MarketAxess Holdings, Inc. (a)	44,770	429,344

		$2,033,929

Business Services – 3.9%
Amdocs Ltd. (a)	35,710	$747,410
Dun & Bradstreet Corp.	8,490	691,086
Fidelity National Information Services, Inc.	29,840	532,644
Western Union Co.	45,930	769,328

		$2,740,468

Chemicals – 1.5%
Celanese Corp.	34,350	$715,854
Ecolab, Inc.	9,060	349,263

		$1,065,117

Computer Software – 4.3%
Citrix Systems, Inc. (a)	24,730	$705,547
MicroStrategy, Inc., “A” (a)	16,900	657,579
MSC.Software Corp. (a)	80,993	497,297
Parametric Technology Corp. (a)	65,690	732,444
VeriSign, Inc. (a)	22,640	465,931

		$3,058,798

Computer Software - Systems – 1.7%
Avnet, Inc. (a)	22,240	$486,834
Solera Holdings, Inc. (a)	32,690	745,986

		$1,232,820

Construction – 3.7%
Black & Decker Corp.	15,880	$639,964
Lennox International, Inc.	20,720	660,761
Pulte Homes, Inc.	33,140	381,441
Sherwin-Williams Co.	16,130	913,603

		$2,595,769

Consumer Goods & Services – 3.8%
Apollo Group, Inc., “A” (a)	3,360	$211,512
Capella Education Co. (a)	12,580	646,360
Chattem, Inc. (a)	6,010	330,009
DeVry, Inc.	9,720	413,683
Sotheby’s	30,310	351,899
Strayer Education, Inc.	4,020	761,428

		$2,714,891

Containers – 2.1%
Crown Holdings, Inc. (a)	36,330	$801,077
Owens-Illinois, Inc. (a)	28,500	695,115

		$1,496,192

1

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.0%
AMETEK, Inc.	29,900	$963,079
Mettler-Toledo International, Inc. (a)	10,500	647,115
Rockwell Automation, Inc.	21,980	694,348
W.W. Grainger, Inc.	6,380	535,154

		$2,839,696

Electronics – 5.5%
ARM Holdings PLC, ADR	139,130	$738,780
Atheros Communications, Inc. (a)	29,040	500,069
Flextronics International Ltd. (a)	127,852	496,066
Hittite Microwave Corp. (a)	22,480	835,357
Monolithic Power Systems, Inc. (a)	21,650	400,525
Silicon Laboratories, Inc. (a)	27,260	906,668

		$3,877,465

Energy - Independent – 1.1%
Arena Resources, Inc. (a)	4,160	$119,267
Continental Resources, Inc. (a)	5,910	137,999
EXCO Resources, Inc. (a)	16,570	195,195
Plains Exploration & Production Co. (a)	2,900	54,723
St. Mary Land & Exploration Co.	14,190	253,575

		$760,759

Engineering - Construction – 0.7%
North American Energy Partners, Inc. (a)	131,340	$518,793

Food & Beverages – 2.9%
Hain Celestial Group, Inc. (a)	49,860	$832,163
J.M. Smucker Co.	17,710	697,774
Pepsi Bottling Group, Inc.	15,380	480,933

		$2,010,870

Gaming & Lodging – 1.9%
International Game Technology	30,320	$374,452
Pinnacle Entertainment, Inc. (a)	46,760	583,565
Starwood Hotels & Resorts Worldwide, Inc.	17,190	358,583

		$1,316,600

General Merchandise – 1.1%
Stage Stores, Inc.	62,140	$761,215

Health Maintenance Organizations – 1.2%
eHealth, Inc. (a)	44,810	$859,904

Insurance – 4.3%
Allied World Assurance Co. Holdings Ltd.	25,330	$940,756
Aspen Insurance Holdings Ltd.	38,860	916,319
Employers Holdings, Inc.	76,730	639,928
Max Capital Group Ltd.	33,760	558,728

		$3,055,731

Internet – 0.9%
Omniture, Inc. (a)	49,980	$615,754

Machinery & Tools – 2.5%
Bucyrus International, Inc.	15,200	$329,992
GEA Group AG	40,670	531,044
Kennametal, Inc.	20,680	422,906
Roper Industries, Inc.	10,770	491,004

		$1,774,946

Medical & Health Technology & Services – 6.3%
athenahealth, Inc. (a)	9,900	$314,820

2

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
DaVita, Inc. (a)	15,550	$721,054
Genoptix, Inc. (a)	10,770	313,192
IDEXX Laboratories, Inc. (a)	14,200	558,060
IPC The Hospitalist Co., Inc. (a)	22,570	413,708
Medassets, Inc. (a)	24,600	424,104
MWI Veterinary Supply, Inc. (a)	28,350	881,118
Patterson Cos., Inc. (a)	16,730	342,296
VCA Antech, Inc. (a)	18,410	460,618

		$4,428,970

Medical Equipment – 4.5%
ABIOMED, Inc. (a)	24,600	$164,082
Align Technology, Inc. (a)	44,840	556,464
AngioDynamics, Inc. (a)	14,850	188,150
Conceptus, Inc. (a)	30,330	410,668
Mindray Medical International Ltd., ADR	16,790	383,148
NxStage Medical, Inc. (a)	128,750	288,400
ResMed, Inc. (a)	13,490	518,691
Waters Corp. (a)	15,500	684,635

		$3,194,238

Natural Gas - Distribution – 2.8%
Atmos Energy Corp.	17,280	$426,989
EQT Corp.	18,770	631,235
Piedmont Natural Gas Co., Inc.	16,800	410,256
Southern Union Co.	30,070	478,414

		$1,946,894

Network & Telecom – 1.5%
Ciena Corp. (a)	46,940	$560,933
NICE Systems Ltd., ADR (a)	19,150	490,432

		$1,051,365

Oil Services – 2.8%
Cal Dive International, Inc. (a)	27,450	$217,404
Dresser-Rand Group, Inc. (a)	14,120	347,776
Dril-Quip, Inc. (a)	4,080	140,270
Exterran Holdings, Inc. (a)	23,830	492,090
Helix Energy Solutions Group, Inc. (a)	34,070	309,696
Helmerich & Payne, Inc.	10,330	318,371
Natural Gas Services Group, Inc. (a)	16,140	161,077

		$1,986,684

Other Banks & Diversified Financials – 5.9%
Center Financial Corp.	108,690	$276,073
City National Corp.	25,470	932,202
Euro Dekania Ltd. (a)(z)	88,160	112,072
NewAlliance Bancshares, Inc.	66,650	860,452
TCF Financial Corp.	24,540	341,351
Viewpoint Financial Group	89,140	1,387,018
Washington Federal, Inc.	17,610	228,578

		$4,137,746

Personal Computers & Peripherals – 1.1%
Nuance Communications, Inc. (a)	55,710	$743,729

Pollution Control – 1.2%
Republic Services, Inc.	41,872	$879,312

Precious Metals & Minerals – 0.2%
Teck Cominco Ltd., “B”	10,230	$107,418

3

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 6.1%
American Capital Agency Corp., REIT	39,260	$736,125
Apartment Investment & Management, “A”, REIT	4,050	29,565
DiamondRock Hospitality Co., REIT	109,150	708,384
Hatteras Financial Corp., REIT	28,390	683,347
Kilroy Realty Corp., REIT	48,180	1,037,797
LaSalle Hotel Properties, REIT	17,950	214,682
Macerich Co., REIT	11,010	193,005
Mack-Cali Realty Corp., REIT	26,490	711,521

		$4,314,426

Restaurants – 2.3%
P.F. Chang’s China Bistro, Inc. (a)	16,550	$499,479
Peet’s Coffee & Tea, Inc. (a)	28,740	784,027
Wendy’s/Arby’s Group, Inc., “A”	64,170	320,850

		$1,604,356

Specialty Chemicals – 1.1%
Airgas, Inc.	17,340	$747,701

Specialty Stores – 6.6%
Abercrombie & Fitch Co., “A”	27,330	$739,550
Citi Trends, Inc. (a)	15,790	387,802
Dick’s Sporting Goods, Inc. (a)	33,900	644,100
J. Crew Group, Inc. (a)	40,660	699,759
PetSmart, Inc.	28,130	643,614
Tiffany & Co.	20,330	588,350
Zumiez, Inc. (a)	81,530	983,252

		$4,686,427

Telecommunications - Wireless – 0.4%
Cellcom Israel Ltd.	12,700	$276,733

Trucking – 2.0%
J.B. Hunt Transport Services, Inc.	19,270	$541,872
Landstar System, Inc.	24,030	855,708

		$1,397,580

Utilities - Electric Power – 2.0%
CMS Energy Corp.	64,747	$778,259
Northeast Utilities	29,010	609,790

		$1,388,049

Total Common Stocks		$69,576,525

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	1,342,938	$1,342,938

Total Investments		$70,919,463

Other Assets, Less Liabilities – (0.6)%		(417,935)

Net Assets – 100.0%		$70,501,528

4

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07	$1,158,069	$112,072
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Endeavor Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$70,118,735	$688,656	$112,072	$70,919,463
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 7/31/08	$670,134	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(558,062)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 4/30/09	$112,072	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$82,565,456

Gross unrealized appreciation	$1,471,668
Gross unrealized depreciation	(13,117,661)

Net unrealized appreciation (depreciation)	$(11,645,993)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Money Market Portfolio	—	8,258,616	(6,915,678)	1,342,938

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Money Market Portfolio	$—	$—	$733	$1,342,938

6

MFS® Strategic Value Fund

4/30/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 4.5%
Lockheed Martin Corp.	91,890	$7,216,120
Northrop Grumman Corp.	24,930	1,205,364

		$8,421,484

Automotive – 0.9%
Johnson Controls, Inc.	87,830	$1,669,646

Biotechnology – 1.2%
Amgen, Inc. (a)	45,870	$2,223,318

Broadcasting – 3.1%
Omnicom Group, Inc.	99,490	$3,130,950
Walt Disney Co.	118,390	2,592,741

		$5,723,691

Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	26,120	$1,928,030

Business Services – 2.9%
Accenture Ltd., “A”	65,430	$1,925,605
MasterCard, Inc., “A”	6,970	1,278,647
Visa, Inc., “A”	34,330	2,230,077

		$5,434,329

Chemicals – 3.5%
3M Co.	71,430	$4,114,368
PPG Industries, Inc.	54,230	2,388,832

		$6,503,200

Computer Software – 2.9%
Oracle Corp.	247,440	$4,785,490
VeriSign, Inc. (a)	28,910	594,968

		$5,380,458

Computer Software - Systems – 2.0%
Hewlett-Packard Co.	25,360	$912,453
International Business Machines Corp.	27,960	2,885,752

		$3,798,205

Construction – 1.5%
Pulte Homes, Inc.	235,840	$2,714,518

Electrical Equipment – 3.8%
Danaher Corp.	34,420	$2,011,505
Rockwell Automation, Inc.	47,360	1,496,102
W.W. Grainger, Inc.	41,370	3,470,116

		$6,977,723

Electronics – 1.4%
Agilent Technologies, Inc. (a)	21,100	$385,286
Intel Corp.	141,710	2,236,184

		$2,621,470

Energy - Independent – 2.4%
Apache Corp.	34,830	$2,537,714
Devon Energy Corp.	35,430	1,837,046

		$4,374,760

Energy - Integrated – 8.1%
Chevron Corp.	65,930	$4,357,973
Hess Corp.	40,630	2,226,118
Marathon Oil Corp.	109,040	3,238,488
TOTAL S.A., ADR	102,910	5,116,685

		$14,939,264

1

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.5%
Hain Celestial Group, Inc. (a)	45,090	$752,552
J.M. Smucker Co.	23,490	925,506
Kellogg Co.	20,350	856,939
Mead Johnson Nutrition Co., “A” (a)	34,210	966,433
Nestle S.A.	108,278	3,521,542
PepsiCo, Inc.	25,040	1,245,990

		$8,268,962

Gaming & Lodging – 0.4%
Royal Caribbean Cruises Ltd.	53,950	$794,684

General Merchandise – 2.2%
Macy’s, Inc.	292,960	$4,007,693

Insurance – 8.8%
ACE Ltd.	20,440	$946,781
Allied World Assurance Co. Holdings Ltd.	27,020	1,003,523
Allstate Corp.	89,750	2,093,868
Aspen Insurance Holdings Ltd.	143,450	3,382,551
MetLife, Inc.	181,890	5,411,228
Travelers Cos., Inc.	86,550	3,560,667

		$16,398,618

Leisure & Toys – 1.1%
Hasbro, Inc.	76,670	$2,044,022

Machinery & Tools – 0.9%
Kennametal, Inc.	78,420	$1,603,689

Major Banks – 7.0%
Bank of New York Mellon Corp.	100,670	$2,565,072
Goldman Sachs Group, Inc.	32,110	4,126,135
JPMorgan Chase & Co.	110,540	3,647,820
State Street Corp.	77,460	2,643,710

		$12,982,737

Medical & Health Technology & Services – 1.6%
DaVita, Inc. (a)	37,560	$1,741,657
IMS Health, Inc.	91,040	1,143,462

		$2,885,119

Medical Equipment – 4.6%
Covidien Ltd.	40,310	$1,329,424
DENTSPLY International, Inc.	24,110	690,028
Medtronic, Inc.	102,880	3,292,160
Waters Corp. (a)	73,660	3,253,562

		$8,565,174

Natural Gas - Pipeline – 1.0%
Williams Cos., Inc.	136,200	$1,920,420

Oil Services – 2.7%
Exterran Holdings, Inc. (a)	64,480	$1,331,512
Halliburton Co.	35,140	710,531
Noble Corp.	108,860	2,975,144

		$5,017,187

Other Banks & Diversified Financials – 0.5%
People’s United Financial, Inc.	54,000	$843,480

Personal Computers & Peripherals – 0.4%
NetApp, Inc. (a)	39,050	$714,615

2

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.0%
Allergan, Inc.	14,920	$696,167
Merck & Co., Inc.	133,730	3,241,615
Merck KGaA	7,050	631,171
Roche Holding AG	12,940	1,638,262
Wyeth	116,390	4,934,936

		$11,142,151

Specialty Stores – 1.4%
Nordstrom, Inc.	50,970	$1,153,451
Staples, Inc.	70,830	1,460,515

		$2,613,966

Telecommunications - Wireless – 0.4%
Rogers Communications, Inc., “B”	33,480	$822,938

Telephone Services – 4.0%
AT&T, Inc.	145,490	$3,727,454
Embarq Corp.	78,930	2,885,681
Verizon Communications, Inc.	28,235	856,650

		$7,469,785

Tobacco – 4.2%
Lorillard, Inc.	45,130	$2,849,057
Philip Morris International, Inc.	135,662	4,910,964

		$7,760,021

Utilities - Electric Power – 8.3%
Allegheny Energy, Inc.	44,370	$1,150,070
American Electric Power Co., Inc.	92,260	2,433,819
CMS Energy Corp.	245,230	2,947,665
DPL, Inc.	94,460	2,118,738
NRG Energy, Inc. (a)	142,870	2,568,803
PG&E Corp.	68,480	2,541,978
Public Service Enterprise Group, Inc.	52,310	1,560,930

		$15,322,003

Total Common Stocks		$183,887,360

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,009,558	$2,009,558

Total Investments		$185,896,918

Other Assets, Less Liabilities – (0.3)%		(464,654)

Net Assets – 100.0%		$185,432,264

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Strategic Value Fund

Supplemental Information (Unaudited) 4/30/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$179,816,175	$6,080,743	$—	$185,896,918
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$223,975,172

Gross unrealized appreciation	$6,553,739
Gross unrealized depreciation	(44,631,993)

Net unrealized appreciation (depreciation)	$(38,078,254)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	15,310,647	(13,301,089)	2,009,558

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,668	$2,009,558

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.